Income Taxes (Details) - Schedule of reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate - USD ($)	11 Months Ended
	Dec. 31, 2022	Mar. 31, 2023
Schedule of Reconciliation of Income Tax Expense to the Amount Computed by Applying the Statutory Federal Income Tax Rate [Abstract]
Tax benefit at statutory tax rate	$ (1,410,009)
State benefit, net of federal benefit	(263,978)
Permanent differences	8,910
Equity-based compensation	125,248
Derivatives	1,003,603	$ 4,596,039
Increase in valuation allowance	536,226
Deferred tax asset, net of allowance